Related Party Transactions - Summary of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Ownership, percentage	100.00%	100.00%
Purchased power	$ 3,724.0	$ 3,579.0
Revenues	7,780.0	7,225.0
Capital contribution received from OPG	12.0	14.0
The Province [Member]
Related Party Transaction [Line Items]
Dividends	312.0	297.0
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,374.0	2,238.0
Funding received related to CDM programs	3.0	1.0
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	20.0	13.0
Capital contribution received from OPG	5.0	3.0
Costs related to the purchase of services	2.0	2.0
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	8.0	8.0
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	2.0	1.0
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	10.0	8.0
Ontario Charging Network [Member]
Related Party Transaction [Line Items]
Related party transaction amount	4.0	4.0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,031.0	1,065.0
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,077.0	1,824.0
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	2,062.0	1,832.0
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	247.0	245.0
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,660.0	5,359.0
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	35.0	$ 35.0
Guarantees [Member]
Related Party Transaction [Line Items]
Other commitments due	517.0
Guarantees [Member] | OCN LP [Member]
Related Party Transaction [Line Items]
Other commitments due	$ 2.5